BUSINESS COMBINATIONS (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Schedule of the allocation of the purchase consideration to the fair value of the assets and liabilities

Amount
Cash and cash equivalents	1,376,396
Accounts receivable, net	196,434
Due from related parties	3,171
Inventories	157,927
Prepaid expenses and other current assets	613,164
Property and equipment, net	6,865,544
Operating lease right-of-use asset	1,740,083
Other intangible assets	67,849
Goodwill	1,209,953
Total acquired assets	12,230,521
Less: Acquired liabilities Accounts payable	56,490
Accrued expenses and other current liabilities	1,013,665
Deferred revenue	564,215
Operating lease liabilities – current portion	519,740
Deferred tax liability	607,270
Operating lease liabilities – non-current portion	1,311,110
Loans payable – non-current portion	1,000,000
Convertible debt obligations	1,220,450
Total acquired liabilities	6,292,940
Net assets	$5,937,581
Net assets acquired – 97.8% controlling interest	$5,806,954

Entrepreneurs Institute
Disclosure of detailed information about business combination [line items]
Schedule of the allocation of the purchase consideration to the fair value of the assets and liabilities

Amount
Cash & equivalents	$159,000
Accounts receivable	984,000
Advances to affiliates	830,000
Prepaid expenses	468,000
Other assets	9,000
Total acquired assets	2,450,000
Less: Acquired liabilities Accounts payable	(566,000)
Accrued expenses	(58,000)
Deferred revenue	(2,224,000)
Net assets acquired	$(398,000)

Matla Game Lodge
Disclosure of detailed information about business combination [line items]
Schedule of the allocation of the purchase consideration to the fair value of the assets and liabilities

Amount
Cash & equivalents	$14,759
Buildings	975,008
Right of use asset	166,925
Other property and equipment	290,865
Other assets	9,888
Total acquired assets	1,457,445
Less: Acquired liabilities Accounts payable	(8,499)
Lease liability	(166,925)
Deferred tax liability	(218,402)
Other liabilities	(2,824)
Net assets acquired	$1,060,795

Entrepreneur Resorts Limited [Member]
Disclosure of detailed information about business combination [line items]
Schedule of the allocation of the purchase consideration to the fair value of the assets and liabilities

Amount
Cash and cash equivalents	1,376,396
Accounts receivable, net	196,434
Due from related parties	3,171
Inventories	157,927
Prepaid expenses and other current assets	613,164
Property and equipment, net	6,865,544
Operating lease right-of-use asset	1,740,083
Other intangible assets	67,849
Goodwill	1,209,953
Total acquired assets	12,230,521
Less: Acquired liabilities Accounts payable	56,490
Accrued expenses and other current liabilities	1,013,665
Deferred revenue	564,215
Operating lease liabilities – current portion	519,740
Deferred tax liability	607,270
Operating lease liabilities – non-current portion	1,311,110
Loans payable – non-current portion	1,000,000
Convertible debt obligations	1,220,450
Total acquired liabilities	6,292,940
Net assets	$5,937,581
Net assets acquired – 97.8% controlling interest	$5,806,954